Leases - Additional Information (Q2) (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	May 16, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 07, 2021	Dec. 22, 2020 USD ($) ft²	May 01, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset		$ 3,200,000					$ 831,000		$ 831,000		$ 18,543,000	$ 23,678,000
Increase (decrease) in operating lease liability	$ 8,600,000								11,844,000
License term						3 years
Remaining finance lease liabilities	$ 200,000						166,000		166,000		48,000
Operating Lease, Impairment Loss								$ 3,900,000	3,901,000	$ 0
Security deposit and the last month's license fee		800,000
Moma Therapeutics Inc [Member]
Operating Lease, Right-of-Use Asset
Lessee, operating sub lease, term of contract			18 months
Operating sub lease, cost							500,000		1,000,000.0		1,900,000
Sublease Income							$ 500,000		$ 1,000,000.0		$ 1,800,000
Old Premises Cambridge [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset						$ 100,000
Increase (decrease) in operating lease liability						$ 100,000
Lease expiration date									May 01, 2020		May 01, 2020
New Premises Boston [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset					$ 10,600,000
Increase (decrease) in operating lease liability					$ (10,200,000)
Percentage of escalation of License fee						3.00%
Total Amount of License fee						$ 12,000,000.0
Merger Laboratory Boston [Member]
Operating Lease, Right-of-Use Asset
Operating lease, initial term							10 years		10 years		10 years
Operating lease, option to extend additional term							7 years		7 years		7 years
Operating Lease, Right-of-Use Asset				$ 10,200,000
Increase (decrease) in operating lease liability				$ (10,200,000)
Number of Square Feet | ft²				30,000
Operating lease, payments				$ 14,200,000
Merger Laboratory Boston [Member] | Portion of Excess Merger Purchase Price [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset				1,900,000
Merger Laboratory Boston [Member] | Value Attributable to Below Market Lease [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset				$ 3,100,000
Maximum [Member]
Operating Lease, Right-of-Use Asset
Total Amount of License fee		400,000
Remaining finance lease liabilities								$ 100,000
Maximum [Member] | Moma Therapeutics Inc [Member]
Operating Lease, Right-of-Use Asset
Operating leases, rent expense, sublease rentals									$ 1,997,520		$ 2,000,000.0
Minimum [Member]
Operating Lease, Right-of-Use Asset
Total Amount of License fee		$ 100,000
Minimum [Member] | Moma Therapeutics Inc [Member]
Operating Lease, Right-of-Use Asset
Operating leases, rent expense, sublease rentals									$ 1,939,340		$ 1,900,000